Quarterly Report
September 30, 2021
MFS®  Total Return Bond Series
MFS® Variable Insurance Trust
VFB-Q3

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.1%
Aerospace & Defense – 0.9%
Boeing Co., 2.196%, 2/04/2026	$6,236,000	$6,281,971
Boeing Co., 5.15%, 5/01/2030	1,704,000	1,999,968
Boeing Co., 5.705%, 5/01/2040	1,595,000	2,026,855
Boeing Co., 5.805%, 5/01/2050	1,550,000	2,066,104
TransDigm, Inc., 4.625%, 1/15/2029	5,462,000	5,441,517
		$17,816,415
Asset-Backed & Securitized – 19.4%
ACREC 2021-FL1 Ltd., “C”, FLR, 2.235% (LIBOR - 1mo. + 2.15%), 10/18/2036 (n)	$2,546,000	$2,546,000
ACREC 2021-FL1 Ltd., “D”, FLR, 2.735% (LIBOR - 1mo. + 2.65%), 10/18/2036 (i)(n)	3,070,500	3,070,499
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 1.734% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	5,554,267	5,571,924
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.233% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	7,720,000	7,722,416
Arbor Realty Trust, Inc., CLO, 2019-FL1, “C”, FLR, 2.183% (LIBOR - 1mo. + 2.1%), 5/15/2037 (n)	808,000	808,253
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 2.583% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	6,995,000	6,997,189
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 1.614% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	980,500	980,807
Arbor Realty Trust, Inc., CLO, 2019-FL2, “B”, FLR, 1.914% (LIBOR - 1mo. + 1.75%), 9/15/2034 (n)	784,500	784,746
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 2.214% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	3,529,000	3,531,209
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.083% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	905,000	905,566
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 3.033% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	831,500	833,060
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 1.684% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	1,152,500	1,153,220
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 1.935% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	1,740,000	1,738,923
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 2.285% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	964,500	963,903
AREIT CRE Trust, 2019-CRE3, “A”, FLR, 1.184% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	1,063,682	1,063,023
AREIT CRE Trust, 2019-CRE3, “B”, FLR, 1.714% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	2,569,500	2,560,648
AREIT CRE Trust, 2019-CRE3, “C”, FLR, 2.064% (LIBOR - 1mo. + 1.9%), 9/14/2036 (n)	2,242,500	2,232,113
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 2.814% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,849,000	1,826,860
Atrium XII Corp., 2012-A, “B1R”, FLR, 1.488% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	7,430,000	7,426,270
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 2.783% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	1,668,091	1,660,612
Bancorp Commercial Mortgage Trust, 2019-CRE6, “B”, FLR, 1.714% (LIBOR - 1mo. + 1.55%), 9/15/2036 (n)	8,289,572	8,279,649
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 2.464% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	545,000	544,347
Barclays Commercial Mortgage Securities LLC, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,962,083
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(n)	81,824	8
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.685% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	40,844	44,680
BDS Ltd., 2019-FL4, “A”, FLR, 1.184% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	4,258,331	4,255,729
BDS Ltd., 2021-FL7, “B”, FLR, 1.584% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	1,259,500	1,258,720
Bear Stearns Cos., Inc., “A2”, FLR, 0.986% (LIBOR - 1mo. + 0.45%), 12/25/2042	122,036	121,743
Benchmark Mortgage Trust, 2020-B18, “A5”, 1.925%, 7/15/2053	2,133,596	2,109,060
BSPRT Issuer Ltd., 2019-FL5, “C”, FLR, 2.083% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,295,000	3,278,647
BSPRT Issuer Ltd., 2021-FL6, “B”, FLR, 1.683% (LIBOR - 1mo. + 1.6%), 3/15/2036 (n)	3,669,500	3,664,928
BSPRT Issuer Ltd., 2021-FL6, “C”, FLR, 2.133% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	1,288,000	1,288,000
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	1,719,440	1,741,726
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	580,328	583,065
BXMT Ltd., 2020-FL2, “B”, FLR, 1.564% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,731,000	1,727,211
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	6,988,151
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,403,533	2,457,581
CHCP 2021-FL1 Ltd., “B”, FLR, 1.814% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	1,102,500	1,102,496
CHCP 2021-FL1 Ltd., “C”, FLR, 2.264% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	1,249,000	1,249,384
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,363,456
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,939,225
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	790,000	851,515
CLNC Ltd., 2019-FL1, “B”, FLR, 2.064% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	1,850,000	1,842,578
CLNC Ltd., 2019-FL1, “C”, FLR, 2.564% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	3,006,500	2,996,344
Commercial Mortgage Trust, 2012-CR2, “A4”, 3.147%, 8/15/2045	3,950,000	3,993,300
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	10,862,870
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	3,149,765
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	523,000	522,281

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	$2,695,346	$2,893,153
Cutwater Ltd., 2014-1A, “BR”, FLR, 2.526% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	3,135,000	3,121,836
Cutwater Ltd., 2015-1A, “BR”, FLR, 1.926% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	10,770,000	10,652,564
DT Auto Owner Trust, 2019-2A, “C”, 3.18%, 2/18/2025 (n)	2,860,653	2,887,576
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	1,905,000	1,929,223
GLS Auto Receivables Trust, 2020-1A, “A”, 2.17%, 2/15/2024 (n)	416,948	418,520
Grand Avenue CRE Ltd., 2019-FL1, “A”, FLR, 1.203% (LIBOR - 1mo. + 1.12%), 6/15/2037 (n)	1,052,688	1,052,688
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	8,492,771
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	10,169,944	10,865,122
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 1.833% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	6,545,000	6,492,496
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 0.784% (LIBOR - 1mo. + 0.7%), 3/17/2037 (n)	8,688,053	8,699,512
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.934% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	409,423	409,488
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	12,936,611
JPMorgan Chase Commercial Mortgage Securities Corp., 5.787%, 7/15/2042 (n)	17,635	14,501
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	7,520,623	8,214,813
JPMorgan Mortgage Trust, “A1”, 1.839%, 10/25/2033	76,900	78,439
LCCM 2021-FL2 Trust, “C”, FLR, 2.233% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	1,985,500	1,984,886
Lehman Brothers Commercial Conduit Mortgage Trust, 1.093%, 2/18/2030 (i)	1,549	0
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 1.583% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	8,900,000	8,900,000
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.633% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	2,340,000	2,328,300
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.033% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	1,836,900	1,830,004
LoanCore Ltd., 2018-CRE1/CRE3, “B”, FLR, 1.683% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	1,873,800	1,869,110
LoanCore Ltd., 2019-CRE2, “D”, FLR, 2.533% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,121,500	1,099,003
LoanCore Ltd., 2019-CRE3, “AS”, FLR, 1.453% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,456,200	1,455,288
LoanCore Ltd., 2021-CRE5, “AS”, FLR, 1.833% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	5,666,000	5,665,997
LoanCore Ltd., 2021-CRE5, “B”, FLR, 2.083% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	2,054,000	2,053,999
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 2.128% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	5,894,060	5,891,078
Merrill Lynch Mortgage Investors, Inc., “A”, 2.068%, 5/25/2036	83,083	85,200
Merrill Lynch Mortgage Investors, Inc., “A5”, 1.949%, 4/25/2035	99,751	99,887
MF1 CLO Ltd., 2019-FL2, “AS”, FLR, 1.594% (LIBOR - 1mo. + 1.43%), 12/25/2034 (n)	9,212,715	9,212,708
MF1 CLO Ltd., 2021-FL5, “C”, FLR, 1.864% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	2,589,000	2,588,190
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, FLR, 2.264% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	2,602,500	2,622,007
Morgan Stanley Bank of America/Merrill Lynch Trust, “A4”, 3.176%, 8/15/2045	5,000,000	5,056,256
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 1.976% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	7,481,614	7,482,040
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	2,465,000	2,509,089
Oaktree CLO Ltd., 2019-1A, “BR”, FLR, 1.888% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	5,000,000	5,000,035
Oaktree CLO Ltd., 2019-1A, “CR”, FLR, 2.488% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	5,744,568	5,744,602
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 1.476% (LIBOR - 3mo. + 1.35%), 7/15/2027 (n)	6,280,000	6,281,105
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.48% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	3,930,000	3,911,191
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 2.03% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	3,453,628	3,388,265
Parallel Ltd., 2015-1A, “C1R”, FLR, 1.884% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,680,000	1,680,455
Parallel Ltd., 2015-1A, “C2R”, FLR, 1.884% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,810,000	1,802,483
PFP III Ltd., 2021-7, “B”, FLR, 1.484% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	935,953	932,452
PFP III Ltd., 2021-7, “C”, FLR, 1.734% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	1,640,418	1,633,259
Preferred Term Securities XIX Ltd., CDO, FLR, 0.466% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	180,512	159,085
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 1.17% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	3,697,038	3,698,561
Residential Funding Mortgage Securities, Inc., FGIC, 4.792%, 12/25/2035	3,238	3,217
Santander Retail Auto Lease Trust, 2019-A, “B”, 3.01%, 5/22/2023 (n)	3,222,000	3,240,759
Santander Retail Auto Lease Trust, 2020-A, “C”, 2.08%, 3/20/2024 (n)	2,276,000	2,318,036
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	842,084	853,029
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	1,004,213	1,019,087
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 2.184% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)	2,027,000	2,028,247
TICP CLO Ltd., 2018-IA, “A2”, FLR, 1.625% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	6,750,828	6,750,931
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	6,570,498
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 10/15/2052	12,215,133	12,913,098
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	618,319	619,206
Voya CLO Ltd., 2012-4A, “A2R3”, FLR, 1.541% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	1,957,793	1,957,926
Voya CLO Ltd., 2012-4A, “BR3”, FLR, 2.041% (LIBOR - 3mo. + 1.95%), 10/15/2030 (n)	828,265	828,321
Voya CLO Ltd., 2012-4A, “C1R3”, FLR, 3.391% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	1,187,823	1,182,490

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Voya CLO Ltd., 2016-4A, “CR”, FLR, 2.284% (LIBOR - 3mo. + 2.15%), 7/20/2029 (n)	$4,904,782	$4,902,305
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	14,341,996
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	4,370,602
Wells Fargo Commercial Mortgage Trust, 2018-C46, “A4”, 4.152%, 8/15/2051	1,430,000	1,623,975
Wells Fargo Commercial Mortgage Trust, 2019-C53, “A4”, 3.04%, 10/15/2052	10,239,837	10,968,567
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	4,898,000	5,286,223
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053	3,745,000	3,736,327
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.826% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	975,000	976,472
		$390,170,943
Automotive – 0.2%
Hyundai Capital America, 2.375%, 10/15/2027 (n)	$1,982,000	$2,008,812
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	2,118,000	2,341,281
		$4,350,093
Broadcasting – 0.9%
Discovery, Inc., 4.65%, 5/15/2050	$4,028,000	$4,667,878
Prosus N.V., 3.68%, 1/21/2030 (n)	4,905,000	5,088,744
WMG Acquisition Corp., 3%, 2/15/2031 (n)	8,700,000	8,493,375
		$18,249,997
Brokerage & Asset Managers – 1.3%
E*TRADE Financial Corp., 3.8%, 8/24/2027	$5,272,000	$5,852,019
E*TRADE Financial Corp., 4.5%, 6/20/2028	3,485,000	3,986,924
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	2,249,000	2,502,629
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	1,170,000	1,157,152
LPL Holdings, Inc., 4%, 3/15/2029 (n)	6,500,000	6,676,475
Raymond James Financial, Inc., 4.95%, 7/15/2046	4,683,000	6,048,915
		$26,224,114
Building – 0.8%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$2,975,000	$3,038,218
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	1,243,000	1,353,599
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	4,065,000	4,146,300
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	3,660,000	3,483,222
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	3,684,217
		$15,705,556
Business Services – 1.1%
Equinix, Inc., 2.15%, 7/15/2030	$4,789,000	$4,696,509
Fiserv, Inc., 3.5%, 7/01/2029	3,750,000	4,083,544
Fiserv, Inc., 2.65%, 6/01/2030	4,000,000	4,092,987
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	5,315,000	5,391,005
NXP Semiconductors N.V., 2.7%, 5/01/2025 (n)	508,000	530,576
Switch Ltd., 4.125%, 6/15/2029 (n)	3,175,000	3,258,344
		$22,052,965
Cable TV – 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 5%, 2/01/2028 (n)	$4,470,000	$4,666,233
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	4,025,000	4,152,673
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	7,676,000	8,632,618
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	5,940,000	5,828,625
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	4,065,000	4,014,188
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	4,005,000	4,330,406
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	3,995,000	4,013,527
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,558,000	3,893,666
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	430,681
		$39,962,617

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.2%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$3,100,000	$3,014,750
Computer Software – 0.6%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$9,950,000	$12,027,730
Computer Software - Systems – 0.3%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$6,040,000	$6,377,832
Conglomerates – 0.7%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$2,327,000	$2,388,084
Carrier Global Corp., 3.577%, 4/05/2050	6,276,000	6,667,901
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	4,993,000	5,746,444
		$14,802,429
Consumer Services – 0.6%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$2,970,000	$2,934,746
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	2,145,000	1,806,181
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)	6,221,000	4,250,209
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)	2,145,000	1,302,336
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	5,600,000	1,744,899
		$12,038,371
Containers – 0.4%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$7,030,000	$7,245,118
Electronics – 1.2%
Broadcom, Inc., 4.15%, 11/15/2030	$5,602,000	$6,206,863
Broadcom, Inc., 3.469%, 4/15/2034 (n)	3,589,000	3,695,726
Broadcom, Inc., 3.137%, 11/15/2035 (n)	3,219,000	3,214,321
Broadcom, Inc., 3.187%, 11/15/2036 (n)	3,936,000	3,931,359
Sensata Technologies B.V., 5%, 10/01/2025 (n)	3,740,000	4,118,675
Sensata Technologies B.V., 4%, 4/15/2029 (n)	2,670,000	2,717,926
		$23,884,870
Emerging Market Quasi-Sovereign – 0.7%
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	$6,055,000	$5,834,958
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)	5,063,000	5,044,267
Power Finance Corp. Ltd. (Republic of India), 3.95%, 4/23/2030	2,856,000	2,917,660
		$13,796,885
Emerging Market Sovereign – 0.2%
Dominican Republic, 4.5%, 1/30/2030 (n)	$4,675,000	$4,756,859
Energy - Independent – 0.9%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$1,999,000	$2,267,433
Energean Israel Finance Ltd., 4.875%, 3/30/2026	3,943,000	4,041,575
Energean Israel Finance Ltd., 5.375%, 3/30/2028	901,000	922,399
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	2,675,000	2,934,801
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	2,670,000	2,950,350
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	4,908,000	4,971,902
		$18,088,460
Energy - Integrated – 0.4%
Eni S.p.A., 4%, 9/12/2023 (n)	$5,176,000	$5,507,270
Exxon Mobil Corp., 4.227%, 3/19/2040	1,700,000	2,018,169
		$7,525,439

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 1.6%
AerCap Ireland Capital DAC, 4.5%, 9/15/2023	$4,803,000	$5,117,159
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	3,195,000	3,704,288
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	5,681,000	6,206,197
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	4,592,000	4,875,460
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,890,000	2,860,424
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	1,779,000	1,913,430
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,615,000	2,608,294
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	3,849,623	3,782,255
		$31,067,507
Food & Beverages – 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046	$2,901,000	$3,565,952
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	2,539,000	3,288,519
Aramark Services, Inc., 5%, 2/01/2028 (n)	3,825,000	3,930,188
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	4,965,000	5,522,172
		$16,306,831
Gaming & Lodging – 1.0%
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	$7,185,000	$7,077,225
Las Vegas Sands Corp., 3.5%, 8/18/2026	3,253,000	3,322,769
Marriott International, Inc., 4.625%, 6/15/2030	1,503,000	1,717,123
Marriott International, Inc., 2.85%, 4/15/2031	1,650,000	1,671,089
Marriott International, Inc., 3.5%, 10/15/2032	3,330,000	3,537,939
VICI Properties, Inc., 4.125%, 8/15/2030 (n)	3,165,000	3,354,900
		$20,681,045
Insurance - Property & Casualty – 3.1%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$6,835,000	$7,438,491
American International Group, Inc., 3.75%, 7/10/2025	4,641,000	5,051,824
American International Group, Inc., 3.9%, 4/01/2026	4,923,000	5,461,299
American International Group, Inc., 4.7%, 7/10/2035	2,600,000	3,165,491
Aon Corp., 3.75%, 5/02/2029	7,982,000	8,885,033
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	1,429,000	1,408,237
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	5,692,000	6,496,451
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031 (n)	1,060,000	1,099,104
Hartford Financial Services Group, Inc., 2.8%, 8/19/2029	5,901,000	6,166,447
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	3,484,000	3,800,346
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,900,000	3,218,383
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	6,787,000	8,290,306
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	736,000	896,427
		$61,377,839
International Market Quasi-Sovereign – 0.2%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$2,687,000	$3,291,909
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,209,000	$1,297,546
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,223,000	3,593,960
		$4,891,506
Major Banks – 8.0%
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	$8,192,000	$8,878,797
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	9,824,000	9,941,790
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	3,810,000	3,678,243
Bank of America Corp., 4.443%, 1/20/2048	5,696,000	7,030,738
Bank of America Corp., 6.5% to 10/23/2024, FLR (LIBOR - 3mo. + 4.174%) to 10/23/2049	3,843,000	4,300,317
Bank of America Corp., 6.1%, 12/29/2049	8,096,000	9,028,093
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	5,924,000	6,761,357
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,191,000	3,709,912

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)	$1,689,000	$1,727,046
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	3,021,000	3,258,017
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,000,000	6,175,318
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2169	2,447,000	2,453,118
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	6,176,000	6,260,920
JPMorgan Chase & Co., 3.125%, 1/23/2025	211,000	224,267
JPMorgan Chase & Co., 3.509%, 1/23/2029	2,290,000	2,491,084
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR (LIBOR - 3mo. + 1.12%) to 4/23/2029	11,383,000	12,719,765
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	4,579,000	5,208,849
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	4,435,000	4,613,987
Lloyds Bank PLC, 3.75%, 1/11/2027	5,328,000	5,858,881
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	9,749,000	9,586,003
Morgan Stanley, 2.802% to 1/25/2051, FLR (SOFR + 1.43%) to 1/25/2052	7,044,000	6,770,606
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	9,717,000	9,575,439
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	7,868,000	7,887,097
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	7,084,000	7,156,257
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,524,000	4,998,043
Wells Fargo & Co., 3.068% to 4/30/2040, FLR (SOFR + 2.53%) to 4/30/2041	4,381,000	4,501,885
Westpac Banking Corp., 2.894% to 2/4/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	5,356,000	5,545,785
		$160,341,614
Medical & Health Technology & Services – 2.7%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$593,000	$626,028
Alcon, Inc., 2.6%, 5/27/2030 (n)	1,096,000	1,119,111
Charles River Laboratories International, Inc., 4%, 3/15/2031 (n)	3,905,000	4,091,386
CommonSpirit Health, 2.95%, 11/01/2022	6,666,000	6,843,556
DaVita, Inc., 4.625%, 6/01/2030 (n)	4,230,000	4,351,024
HCA, Inc., 5.25%, 6/15/2026	3,026,000	3,472,395
HCA, Inc., 5.625%, 9/01/2028	6,840,000	8,137,548
HCA, Inc., 4.125%, 6/15/2029	4,581,000	5,117,077
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	2,056,000	2,516,026
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,692,863
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	7,120,000	8,089,473
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	2,562,000	3,066,112
Tower Health, 4.451%, 2/01/2050	6,211,000	5,557,913
		$54,680,512
Medical Equipment – 0.1%
Boston Scientific Corp., 4%, 3/01/2029	$1,837,000	$2,081,573
Metals & Mining – 0.8%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$2,504,000	$2,488,939
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	2,927,000	2,936,952
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	2,796,000	2,954,813
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	4,010,000	4,033,980
Novelis Corp., 3.25%, 11/15/2026 (n)	759,000	769,763
Novelis Corp., 3.875%, 8/15/2031 (n)	2,661,000	2,631,862
		$15,816,309
Midstream – 2.8%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039 (n)	$3,855,000	$3,818,591
Cheniere Energy Partners LP, 4.5%, 10/01/2029	3,683,000	3,915,508
Enbridge, Inc., 4.25%, 12/01/2026	7,640,000	8,589,446
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	7,022,000	6,891,030
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	6,350,000	9,110,290
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,040,000	2,794,305
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	2,612,000	3,240,581
ONEOK, Inc., 5.2%, 7/15/2048	5,104,000	6,180,240
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	2,839,000	2,986,820

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	$2,675,000	$2,986,629
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,975,000	2,276,405
Targa Resources Partners LP/Targa Resources Finance Corp., 5.875%, 4/15/2026	3,333,000	3,480,902
		$56,270,747
Mortgage-Backed – 19.8%
Fannie Mae, 2.56%, 10/01/2021	$740,054	$739,892
Fannie Mae, 2.75%, 3/01/2022	1,026,365	1,032,351
Fannie Mae, 5.5%, 5/01/2022 - 4/01/2040	5,090,988	5,872,986
Fannie Mae, 6%, 8/01/2022 - 3/01/2039	1,272,120	1,487,392
Fannie Mae, 2.68%, 3/01/2023	1,584,017	1,619,146
Fannie Mae, 2.41%, 5/01/2023	1,847,063	1,888,323
Fannie Mae, 2.55%, 5/01/2023	945,293	967,939
Fannie Mae, 5%, 7/01/2023 - 3/01/2042	3,505,252	3,981,794
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	11,648,068	12,981,191
Fannie Mae, 3.5%, 5/25/2025 - 7/01/2046	9,584,362	10,354,978
Fannie Mae, 3.95%, 1/01/2027	329,592	365,583
Fannie Mae, 3%, 11/01/2028 - 8/01/2047	8,058,174	8,598,717
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	962,372	997,408
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	2,934	3,338
Fannie Mae, 3%, 2/25/2033 (i)	507,041	49,738
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	18,682,008	20,594,460
Fannie Mae, 3.25%, 5/25/2040	210,526	226,216
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	480,905	491,802
Fannie Mae, 4%, 7/25/2046 (i)	492,596	92,925
Fannie Mae, 3.5%, 12/01/2046 (f)	1,936,025	2,067,118
Fannie Mae, UMBS, 2.5%, 2/01/2050 - 7/01/2050	5,711,113	5,947,775
Fannie Mae, UMBS, 2%, 1/01/2051 - 2/01/2051	714,266	721,254
Federal Home Loan Bank, 5%, 7/01/2035	1,071,809	1,223,371
Freddie Mac, 2.791%, 1/25/2022	3,295,918	3,307,724
Freddie Mac, 3.32%, 2/25/2023	3,956,000	4,099,058
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,519,753
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,940,411
Freddie Mac, 2.811%, 1/25/2025	4,169,000	4,427,558
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,992,990	2,189,717
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	2,958,080	3,302,758
Freddie Mac, 3.3%, 10/25/2026	2,958,000	3,253,741
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	14,851,300	15,864,587
Freddie Mac, 4.06%, 10/25/2028	2,129,000	2,472,870
Freddie Mac, 1.218%, 7/25/2029 (i)	4,051,390	308,798
Freddie Mac, 1.268%, 8/25/2029 (i)	7,005,003	559,915
Freddie Mac, 1.984%, 4/25/2030 (i)	1,901,414	277,547
Freddie Mac, 5.5%, 5/01/2034 - 1/01/2038	221,631	256,532
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	66,720	76,779
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	1,109,193	1,255,307
Freddie Mac, 5.5%, 2/15/2036 (i)	100,788	18,346
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	16,033,176	17,264,160
Freddie Mac, 4.5%, 12/15/2040 (i)	93,271	9,009
Freddie Mac, 4%, 8/15/2044 (i)	130,671	15,236
Freddie Mac, UMBS, 3.5%, 5/01/2049	295,554	316,446
Freddie Mac, UMBS, 3%, 2/01/2050 - 6/01/2050	2,164,004	2,292,426
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	1,225,081	1,417,318
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	127,089	148,339
Ginnie Mae, 4.5%, 4/15/2039 - 9/20/2041	5,372,357	6,031,887
Ginnie Mae, 4%, 10/20/2040 - 3/20/2048	1,733,284	1,897,603
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	9,392,134	10,001,306
Ginnie Mae, 3%, 11/20/2044 - 8/20/2051	14,943,667	15,704,175
Ginnie Mae, 2.5%, 6/20/2051 - 8/20/2051	9,883,674	10,204,331
Ginnie Mae, TBA, 3.5%, 11/19/2050 - 10/15/2051	6,025,000	6,336,264

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, TBA, 4%, 10/15/2051	$5,325,000	$5,650,844
Ginnie Mae, TBA, 2%, 10/21/2051	3,000,000	3,043,242
Ginnie Mae, TBA, 2.5%, 10/21/2051	6,550,000	6,761,596
Ginnie Mae, TBA, 3%, 10/21/2051	2,025,000	2,115,650
UMBS, TBA, 2%, 10/19/2036 - 12/13/2051	96,400,000	96,765,267
UMBS, TBA, 2.5%, 10/19/2036 - 11/10/2051	58,075,000	59,864,464
UMBS, TBA, 3%, 10/19/2036 - 11/10/2051	13,875,000	14,525,984
UMBS, TBA, 1.5%, 11/16/2036 - 12/16/2036	8,050,000	8,111,810
		$397,914,455
Municipals – 2.7%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	$910,000	$932,358
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	8,850,000	9,411,114
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,295,000	1,359,255
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	8,019,000	10,273,987
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	13,215,000	13,110,086
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	4,256,750
Philadelphia, PA, School District, “B”, AGM, 6.615%, 6/01/2030	3,250,000	4,160,474
Philadelphia, PA, School District, “B”, AGM, 6.765%, 6/01/2040	2,195,000	3,175,575
State of Florida, “A”, 2.154%, 7/01/2030	7,272,000	7,351,172
		$54,030,771
Natural Gas - Distribution – 0.7%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,122,000	$9,712,485
NiSource, Inc., 3.6%, 5/01/2030	4,171,000	4,572,560
		$14,285,045
Network & Telecom – 0.4%
Verizon Communications, Inc., 2.1%, 3/22/2028	$1,510,000	$1,532,786
Verizon Communications, Inc., 2.55%, 3/21/2031	2,832,000	2,866,806
Verizon Communications, Inc., 4.272%, 1/15/2036	2,647,000	3,109,465
		$7,509,057
Oils – 0.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$2,350,000	$2,748,559
Marathon Petroleum Corp., 5.85%, 12/15/2045	2,507,000	3,216,361
		$5,964,920
Other Banks & Diversified Financials – 1.0%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)	$5,693,000	$5,806,006
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	2,570,000	2,702,792
Branch Banking & Trust Co., 2.25%, 3/11/2030	910,000	914,832
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	5,458,000	5,993,738
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	4,694,000	5,144,624
		$20,561,992
Real Estate - Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,217,000	$2,361,470
Real Estate - Healthcare – 0.1%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027	$1,924,000	$2,027,415
Real Estate - Office – 0.4%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$7,238,000	$7,227,699
Retailers – 0.2%
MercadoLibre, Inc., 3.125%, 1/14/2031	$5,002,000	$4,826,980

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Chemicals – 0.0%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$665,000	$698,217
Specialty Stores – 0.3%
Penske Automotive Group Co., 3.75%, 6/15/2029	$5,155,000	$5,184,023
TJX Cos., Inc., 3.875%, 4/15/2030	661,000	752,472
		$5,936,495
Telecommunications - Wireless – 2.1%
American Tower Corp., REIT, 3.55%, 7/15/2027	$11,856,000	$12,919,525
American Tower Corp., REIT, 3.8%, 8/15/2029	1,403,000	1,555,783
American Tower Corp., REIT, 3.1%, 6/15/2050	1,269,000	1,242,183
Crown Castle International Corp., 3.7%, 6/15/2026	2,255,000	2,461,365
Crown Castle International Corp., 4%, 3/01/2027	820,000	911,988
Crown Castle International Corp., 3.8%, 2/15/2028	3,824,000	4,205,166
Crown Castle International Corp., 3.25%, 1/15/2051	947,000	934,653
SBA Communications Corp., 3.875%, 2/15/2027	4,009,000	4,154,326
SBA Communications Corp., 3.125%, 2/01/2029 (n)	4,025,000	3,889,156
T-Mobile USA, Inc., 2.55%, 2/15/2031	8,138,000	8,167,000
T-Mobile USA, Inc., 4.375%, 4/15/2040	1,357,000	1,563,490
		$42,004,635
Tobacco – 0.3%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$5,968,000	$6,326,711
Transportation - Services – 0.4%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$3,162,000	$3,207,484
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	3,603,000	5,353,596
		$8,561,080
U.S. Government Agencies and Equivalents – 1.1%
Small Business Administration, 4.93%, 1/01/2024	$2,128	$2,205
Small Business Administration, 4.34%, 3/01/2024	4,223	4,337
Small Business Administration, 4.99%, 9/01/2024	3,792	3,931
Small Business Administration, 4.86%, 1/01/2025	9,334	9,756
Small Business Administration, 4.625%, 2/01/2025	10,590	11,065
Small Business Administration, 5.11%, 4/01/2025	6,549	6,861
Small Business Administration, 4.43%, 5/01/2029	172,663	188,163
Small Business Administration, 3.21%, 9/01/2030	2,050,193	2,163,242
Small Business Administration, 3.25%, 11/01/2030	208,124	220,297
Small Business Administration, 2.85%, 9/01/2031	420,705	439,861
Small Business Administration, 2.37%, 8/01/2032	312,421	322,121
Small Business Administration, 2.13%, 1/01/2033	1,505,921	1,545,658
Small Business Administration, 2.21%, 2/01/2033	400,810	415,217
Small Business Administration, 2.22%, 3/01/2033	1,282,960	1,319,093
Small Business Administration, 2.08%, 4/01/2033	2,475,419	2,548,351
Small Business Administration, 2.45%, 6/01/2033	2,602,377	2,692,107
Small Business Administration, 3.15%, 7/01/2033	3,368,954	3,581,171
Small Business Administration, 3.16%, 8/01/2033	3,592,619	3,817,091
Small Business Administration, 3.62%, 9/01/2033	3,434,388	3,692,649
		$22,983,176
U.S. Treasury Obligations – 12.2%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$43,300,000	$38,895,578
U.S. Treasury Bonds, 2.375%, 11/15/2049	18,550,000	19,743,432
U.S. Treasury Bonds, 1.625%, 11/15/2050	2,000,000	1,796,797
U.S. Treasury Notes, 0.125%, 12/31/2022	102,500,000	102,467,969
U.S. Treasury Notes, 0.375%, 12/31/2025	85,100,000	83,384,703
		$246,288,479

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 2.8%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$2,375,000	$2,559,222
Calpine Corp., 3.75%, 3/01/2031 (n)	6,120,000	5,890,500
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	6,630,000	7,018,518
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	7,124,000	7,886,185
Enel Finance International N.V., 3.5%, 4/06/2028 (n)	5,692,000	6,229,499
FirstEnergy Corp., 5.35%, 7/15/2047	6,088,000	7,423,548
FirstEnergy Corp., 3.4%, 3/01/2050	2,429,000	2,335,143
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	5,303,000	5,432,401
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,115,000	1,198,625
Pacific Gas & Electric Co., 3%, 6/15/2028	2,630,000	2,676,305
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	8,156,835
		$56,806,781
Utilities - Gas – 0.1%
East Ohio Gas Co., 3%, 6/15/2050 (n)	$1,443,000	$1,417,441
Total Bonds		$1,992,631,654
Investment Companies (h) – 10.8%
Money Market Funds – 10.8%
MFS Institutional Money Market Portfolio, 0.04% (v)	217,556,937	$217,556,937

Other Assets, Less Liabilities – (9.9)%		(198,383,133)
Net Assets – 100.0%		$2,011,805,458
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $217,556,937 and $1,992,631,654, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $571,980,130, representing 28.4% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FGIC	Financial Guaranty Insurance Co.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	620	$90,055,000	December – 2021	$1,646,767
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	352	$77,459,250	December – 2021	$(36,998)
U.S. Treasury Ultra Bond	Long	USD	662	126,483,375	December – 2021	(3,293,488)
						$(3,330,486)
At September 30, 2021, the fund had cash collateral of $1,777,829 and other liquid securities with an aggregate value of $2,024,876 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$269,271,655	$—	$269,271,655
Non - U.S. Sovereign Debt	—	21,845,653	—	21,845,653
Municipal Bonds	—	54,030,771	—	54,030,771
U.S. Corporate Bonds	—	634,320,523	—	634,320,523
Residential Mortgage-Backed Securities	—	407,411,941	—	407,411,941
Commercial Mortgage-Backed Securities	—	194,667,725	—	194,667,725
Asset-Backed Securities (including CDOs)	—	186,005,732	—	186,005,732
Foreign Bonds	—	225,077,654	—	225,077,654
Mutual Funds	217,556,937	—	—	217,556,937
Total	$217,556,937	$1,992,631,654	$—	$2,210,188,591
Other Financial Instruments
Futures Contracts – Assets	$1,646,767	$—	$—	$1,646,767
Futures Contracts – Liabilities	(3,330,486)	—	—	(3,330,486)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$160,402,627	$551,318,520	$494,164,210	$—	$—	$217,556,937
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$63,131	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.